Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Jun. 30, 2012
Registrant Name	dei_EntityRegistrantName	SCOUT FUNDS
Central Index Key	dei_EntityCentralIndexKey	0001105128
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Oct. 31, 2012
Document Effective Date	dei_DocumentEffectiveDate	Oct. 31, 2012
Scout International Fund (Prospectus Summary) | Scout International Fund | Scout International Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	UMBWX
Scout International Discovery Fund (Prospectus Summary) | Scout International Discovery Fund | Scout International Discovery Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	UMBDX